Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Short-term loans	¥ 878,000		$ 129,315	¥ 878,000
Interest expense	23,369	¥ 22,379
NetEase Group [Member]
Related Party Transaction [Line Items]
Short-term loans	878,000			¥ 878,000
Interest expense	¥ 23,369	¥ 22,379
NetEase Group [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Effective interest rate	3.90%	3.90%
NetEase Group [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Effective interest rate	3.50%	3.50%